Related Party Disclosures - Compensation of Key Management Personnel (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 30,147	$ 4,244	¥ 25,011	¥ 25,289
Contribution to defined contribution plans	305	43	208	273
Total	¥ 30,452	$ 4,287	¥ 25,219	¥ 25,562